Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 9,724,925	$ 18,232,130	$ 24,669,133
Restricted cash	60,206	199,079
Accounts receivable, net	4,949,244	21,483,102	28,127,346
Prepaid expense and other assets	4,443,670	10,864,280
Long-term investments	276,600	313,691
Property and equipment, net	912,633	3,088,209
Operating lease right-of-use assets	782,719	1,171,285
Other non-current assets	95,699	780,380
Short-term Investments.	50,059	50,044
Intangible assets, net	89,532	248,966
TOTAL ASSETS	21,385,287	56,431,166
LIABILITIES
Accounts payable	8,171,310	27,760,127
Short-term bank borrowings	861,500	9,097,040
Accrued salary and benefits	4,007,449	4,602,304
Accrued expenses and other current liabilities	4,257,554	8,062,975
Deferred revenue	175,375	1,943,168
Operating lease liabilities, current	328,046	809,610
Operating lease liabilities, non-current	489,122	103,157
TOTAL LIABILITIES	20,254,451	62,431,285
Net revenues	83,926,614	272,145,821	441,505,231
Income (loss) from operations	1,487,728	(8,711,228)	(47,846,606)
Net (Loss) income	515,014	(13,877,363)	(47,366,729)
Net cash provided by (used in) operating activities	1,301,198	(51,043,689)	(851,758)
Net cash (used in) provided by investing activities	521,859	(1,778,533)	(2,644,295)
Net cash (used in) provided by financing activities	(11,616,017)	20,899,885	(8,500,234)
Assets held in VIEs that can be used only to settle obligations of VIEs	0
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	2,087,760	4,263,844
Restricted cash	206	139,080
Accounts receivable, net	1,031,662	6,911,955
Prepaid expense and other assets	1,879,727	6,677,808
Long-term investments	276,600	313,691
Property and equipment, net	108,957	159,514
Operating lease right-of-use assets	212,517	485,196
Other non-current assets	21,280	174,957
TOTAL ASSETS	5,618,709	19,126,045
LIABILITIES
Accounts payable	3,300,720	13,149,951
Short-term bank borrowings		5,126,484
Accrued salary and benefits	874,763	145,698
Accrued expenses and other current liabilities	2,353,038	4,033,675
Deferred revenue	104,711	459,887
Operating lease liabilities, current	84,813	300,894
Operating lease liabilities, non-current	136,857	37,097
TOTAL LIABILITIES	6,854,902	23,253,686
Net revenues	31,296,937	101,383,320	355,516,582
Income (loss) from operations	17,304,119	(31,302,836)	1,310,310
Net (Loss) income	17,177,101	(31,694,750)	1,805,819
Net cash provided by (used in) operating activities	(13,423,567)	(27,664,505)	17,304,417
Net cash (used in) provided by investing activities	43,397	(475,661)	(344,681)
Net cash (used in) provided by financing activities	$ 6,436,801	$ 4,772,782	$ (163,132)
Percentage of consolidated net revenues	39.00%	37.00%	81.00%
Percentage of consolidated total assets	26.00%	34.00%
Percentage of consolidated total liabilities	34.00%	37.00%